CONVERTIBLE NOTES RECEIVABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONVERTIBLE NOTES RECEIVABLE	$ 900,000	$ 350,000	$ 0
Advanced Magnetic Lab, Inc. [Member]
CONVERTIBLE NOTES RECEIVABLE	400,000	250,000	0
Heart Water Inc. [Member]
CONVERTIBLE NOTES RECEIVABLE	$ 500,000	$ 100,000	$ 0